Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for H122 was 23.6% (H121: 27.6%). The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the Half Year to

	30 June 2022	30 June 2021
	£m	£m
Profit from continuing operations before tax	982	743
Tax calculated at a tax rate of 19% (H121: 19%)	187	141
Bank surcharge on profits	70	49
Non-deductible preference dividends paid	5	6
Non-deductible UK Bank Levy	8	14
Non-deductible conduct remediation, fines and penalties	(1)	—
Other non-deductible costs and non-taxable income	8	14
Effect of change in tax rate on deferred tax provision	(23)	13
Tax relief on dividends in respect of other equity instruments	(22)	(32)
Tax on profit from continuing operations	232	205